Share-based Compensation - Service-based RSUs activities (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)	1,967
Granted (in shares)	8,796	1,967
Vested (in shares)	(23)
Forfeited (in shares)	(1,059)
Ending balance (in shares)	9,681	1,967
Beginning balance (in USD/shares)	$ 24.59
Granted (in USD/shares)	18.72	24.59
Vested (in USD/shares)	24.59
Forfeited (in USD/shares)	22.1
Ending balance (in USD/shares)	$ 19.53	$ 24.59
Employees
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)	1,932
Granted (in shares)	8,796	1,932
Forfeited (in shares)	(1,059)
Ending balance (in shares)	9,669	1,932
Consultants
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)	35
Granted (in shares)		35
Vested (in shares)	(23)
Ending balance (in shares)	12	35